Other liabilities and provisions (Details) € in Thousands	9 Months Ended
Sep. 30, 2023 EUR (€)
Other liabilities and provisions.
Decrease in other liabilities	€ 9,422
Decrease in contract terminations provisions	61,320
Decrease in provisions	€ 1,922